Taxation (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

	For the years ended December 31,
	2017	2018	2019
Current income tax benefit (expense)	$43,791	$(3,581,226)	$(527,690)
Deferred income tax benefit	7,848,378	397,477	2,501,381
Total income tax benefit (expense)	$7,892,169	$(3,183,749)	$1,973,691

Schedule of Effective Income Tax Rate Reconciliation

	For the years ended December 31,
	2017	2018	2019
PRC statutory tax rate	25%	25%	25%
Expenses not deductible (income not taxable) for tax purposes	(1)%	1%	(8)%
Effect of different tax rate of subsidiary operations in other jurisdictions	22%	(22)%	(12)%
Change in valuation allowance	(217)%	6%	(36)%
Utilization of the unrecognized tax benefit	(0)%	(0)%	(1)%
Others	(3)%	(1)%	6%
Effective tax rate	(174)%	9%	(26)%

Schedule of Deferred Tax Assets and Liabilities

	December 31,
	2018	2019
Deferred tax assets:
Allowance and reserves for inventory and accounts receivable	$1,777,103	$642,596
Accrued expenses	1,023,275	887,318
Revenue recognition difference	89,567	17,199
Unrealized profit	—	289,794
Net operating losses	16,443,637	12,629,118
	$19,333,582	$14,466,025
Less: valuation allowance	(10,825,754)	(3,638,267)
	$8,507,828	$10,827,758
Deferred tax liabilities:
Unrealized gain on available-for-sale securities	(9,138,402)	(5,830,647)
	$(9,138,402)	$(5,830,647)

Total deferred tax (liabilities) assets, net	$(630,574)	$4,997,111